Financing instruments payable - Debt securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bonds issued	R$ 5,513,741	R$ 3,321,640
Notes and debentures issued	1,251,256	2,212,441
Debt instruments issued	6,764,997	5,534,081
Current debt instruments issued	1,610,800	1,223,449
Non-current debt instruments issued	5,154,197	4,310,632
Not later than one year [member]
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bonds issued	359,544	118,402
Notes and debentures issued	1,251,256	1,105,047
Debt instruments issued	1,610,800	1,223,449
Later than one year and not later than five years [member]
Subclassifications of Assets, Liabilities, and Equity [Line Items]
Bonds issued	5,154,197	3,203,238
Notes and debentures issued	0	1,107,394
Debt instruments issued	R$ 5,154,197	R$ 4,310,632